SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Non-cash employee compensation expenses recognized in general and administrative expense in the Statements of Operations and Comprehensive Income
Non-cash employee compensation expenses, recognized in general and administrative expense in the Statements of Operations and Comprehensive Income, are as follows:

	For the Years Ended December 31,
	2017	2016
Share options	$1,229	$751
Deferred share units	387	524
Share appreciation rights	482	616
Performance share units	10,456	11,959
	$12,554	$13,850

Fair value assumptions estimated at the grant dates using the Black-Scholes option-pricing model
The fair value of option grants is estimated at the grant dates using the Black-Scholes option-pricing model. Fair values of options granted during the year ended December 31, 2017 and 2016 were based on the weighted average assumptions noted in the following table:

	For the Years Ended December 31,
	2017	2016
Expected volatility	73.70%	72.40%
Risk-free interest rate	1.86%	1.28%
Expected lives	5.99 years	4.86 years

Summary of option activity
A summary of option activity under the Company's Stock Option Plan during the year ended December 31, 2017 are as follows:

	Options (‘000)	Weighted– Average Exercise price ($CAD)	Weighted– Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2015	13,911	1.48	5.9
Granted	3,245	0.62	8.7
Exercised	(59)	0.48	8.7
Forfeited	(610)	1.09	5.4
Expired	(368)	3.25	0
Outstanding as of December 31, 2016	16,119	1.29	5.7
Granted	2,352	1.28	9.7
Exercised	(24)	0.55	7.3
Forfeited	(648)	2.27	1.8
Expired	(1,170)	2.19	0
Outstanding as of December 31, 2017	16,629	1.19	5.9

Exercisable as of December 31, 2016	11,738	1.55	4.8
Exercisable as of December 31, 2017	12,803	1.28	5.1

Schedule of number and weighted average remaining contractual life of outstanding share options
The number of options outstanding by strike price as of December 31, 2017 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2017	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2017	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
0.30 to 0.50	3,084	7.0	0.38	2,501	0.38
0.51 to 1.00	5,921	7.0	0.73	4,393	0.77
1.01 to 1.50	2,664	8.6	1.28	949	1.26
1.51 to 2.50	3,452	2.3	1.80	3,452	1.80
2.51 to 3.50	1,278	2.6	2.94	1,278	2.94
3.51 to 5.00	230	2.2	3.53	230	3.53
	16,629	5.9	1.19	12,803	1.28
The number of options outstanding by strike price as of December 31, 2016 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2016	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2016	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
0.30 to 0.50	3,096	8.0	0.38	1,690	0.38
0.51 to 1.00	5,837	7.9	0.73	2,929	0.80
1.01 to 1.50	547	5.5	1.24	480	1.27
1.51 to 2.50	4,780	2.6	1.84	4,780	1.84
2.51 to 3.50	1,434	3.5	2.97	1,434	2.97
3.51 to 5.00	425	2.4	3.69	425	3.69
	16,119	5.7	1.29	11,738	1.55

Schedule of range of exercise prices of outstanding share options
The number of options outstanding by strike price as of December 31, 2017 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2017	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2017	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
0.30 to 0.50	3,084	7.0	0.38	2,501	0.38
0.51 to 1.00	5,921	7.0	0.73	4,393	0.77
1.01 to 1.50	2,664	8.6	1.28	949	1.26
1.51 to 2.50	3,452	2.3	1.80	3,452	1.80
2.51 to 3.50	1,278	2.6	2.94	1,278	2.94
3.51 to 5.00	230	2.2	3.53	230	3.53
	16,629	5.9	1.19	12,803	1.28
The number of options outstanding by strike price as of December 31, 2016 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2016	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2016	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
0.30 to 0.50	3,096	8.0	0.38	1,690	0.38
0.51 to 1.00	5,837	7.9	0.73	2,929	0.80
1.01 to 1.50	547	5.5	1.24	480	1.27
1.51 to 2.50	4,780	2.6	1.84	4,780	1.84
2.51 to 3.50	1,434	3.5	2.97	1,434	2.97
3.51 to 5.00	425	2.4	3.69	425	3.69
	16,119	5.7	1.29	11,738	1.55

Summary of other equity activity
A summary of the PSU activity during the year ended December 31, 2017 and 2016:

	For the Years Ended December 31,
	2017	2016
Number of PSUs, beginning of period ('000)	15,480	9,618
Granted	—	6,058
Settled	(1,876)	—
Forfeited	—	(196)
Number of PSUs, end of period ('000)	13,604	15,480
A summary of the SARs activity during the year ended December 31, 2017 and 2016:

	For the Years Ended December 31,
	2017	2016
Number of SARs, beginning of period ('000)	2,687	2,934
Granted	1,460	1,850
Exercised	(792)	(10)
Forfeited	(690)	(678)
Expired	—	(1,409)
Number of SARs, end of period ('000)	2,665	2,687
A summary of DSU activity during the year ended December 31, 2017 and 2016:

	For the Years Ended December 31,
	2017	2016
Number of DSUs, beginning of period ('000)	5,733	4,496
Granted	527	1,277
Exercised	(1,168)	(40)
Number of DSUs, end of period ('000)	5,092	5,733